Stock-Based Compensation (Details) - Schedule of option activity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of option activity [Abstract]
Shares, Outstanding at beginning	1,603,000
Weighted Average Exercise Price, Outstanding at beginning	$ 4.15
Aggregate Intrinsic Value, Shares, Outstanding at beginning	$ 3,045,700
Shares, Granted	61,000
Weighted Average Exercise Price, Granted	$ 1.8
Aggregate Intrinsic Value, Granted	$ (2,820)
Shares, Forfeited or Expired and Other Adj	(22,000)
Weighted Average Exercise Price, Forfeited or Expired and Other Adj	$ 4.15
Aggregate Intrinsic Value, Forfeited or Expired and Other Adj	$ 52,800
Shares, Outstanding at ending	1,642,000		1,603,000
Weighted Average Exercise Price, Outstanding at ending	$ 4.06		$ 4.15
Aggregate Intrinsic Value, Outstanding at ending	$ (3,797,220)
Shares, Exercisable	75,256
Weighted Average Exercise Price, Exercisable	$ 3.97
Aggregate Intrinsic Value, Exercisable	$ (167,318)